Finance Costs - Schedule of Finance Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance Costs [Abstract]
Interest Expense – Short-Term Borrowings and Long-Term Debt	$ 516	$ 571	$ 341
Premium (Discount) on Redemption of Long-Term Debt (Note 22)	17
Unwinding of Discount on Decommissioning Liabilities	62	48	28
Other	32	26	21
Total	$ 627	$ 645	$ 390